SEGMENT REPORTING (Details) - Schedule of segment reporting information, by segment - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Segment Profit (Loss):
Gross profit	$ 2,231		$ 2,161		$ 7,413		$ 3,102
Non-cash share based compensation	1,550		416		1,652		1,522	[1]
Depreciation and amortization	579		352		1,854		1,480
Goodwill impairment			1,682		1,682			[1]
Loss from operations	(7,768)		(9,174)		(28,528)		(36,540)
Loss on fair value of derivative instrument			13		657		421
Loss on investments			161		319		756	[1]
Foreign exchange loss	759		61		491		1,521	[1]
Miscellaneous, net	(602)		(57)		(284)		534
Loss from operations before income taxes	(13,754)		(10,175)		(25,891)		(45,884)
Long-lived assets
Long-lived assets	27,336		25,680
Operating Segments
Segment Net Sales:
Total Net Sales	3,477		2,914
Segment Profit (Loss):
Gross profit	(2,252)		(4,921)		(16,935)	[2]	(24,636)
Long-lived assets
Long-lived assets					25,680	[2]	24,432
Segment Reconciling Items
Segment Profit (Loss):
Gross profit	(2,252)		(4,921)		(16,935)	[2]	(24,636)
Unallocated corporate expenses	(3,387)		(1,804)		6,405	[2]	5,887
Non-cash share based compensation	(1,550)		(416)		1,652	[2]	1,522
Depreciation and amortization	(579)		(352)		1,854	[2]	1,480
Goodwill impairment			(1,682)		1,682	[2]
Loss from operations	(7,768)		(9,174)		28,528	[2]	36,540
Loss on fair value of derivative instrument			13		657	[2]	421
Loss(gain) on remeasurement of warrant liability	4,851
Loss on investments			161
Foreign exchange loss	759		48
Interest expense	978		836
Miscellaneous, net	(602)		(57)		(284)	[2]	534
Loss from operations before income taxes	(13,754)		(10,175)		25,891	[2]	45,884
Cannabinoid
Segment Profit (Loss):
Goodwill impairment
Cannabinoid | Operating Segments
Segment Net Sales:
Total Net Sales	677		242
Segment Profit (Loss):
Gross profit	(2,864)		(5,401)		(18,798)	[2]	(25,250)
Long-lived assets
Long-lived assets	27,148		25,485		25,485	[2]	24,209
Non-Cannabinoid
Segment Profit (Loss):
Goodwill impairment			1,682		1,682
Non-Cannabinoid | Operating Segments
Segment Net Sales:
Total Net Sales	2,800		2,672
Segment Profit (Loss):
Gross profit	612		480		1,863	[2]	614
Long-lived assets
Long-lived assets	162		176		176	[2]	207
Other | Operating Segments
Long-lived assets
Long-lived assets	$ 26	[3]	$ 19	[3]	$ 19	[2]	$ 16	[2]

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[2]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[3]	“Other” includes long-lived assets primarily in the Company’s corporate offices.